Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2015-2

Collection Period	08/01/15-08/31/15
Determination Date	9/9/2015
Distribution Date	9/15/2015

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$1,066,703,648.91
2.	Collections allocable to Principal		$31,354,344.96
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$1,057,346.15
5.	Pool Balance on the close of the last day of the related Collection Period		$1,034,291,957.80
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		67,122
7.	Initial Pool Balance		$1,165,000,011.50
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$97,303,427.02	$65,086,206.05
	b. Class A-2a Note Balance	$192,000,000.00	$192,000,000.00
	c. Class A-2b Floating Rate Note Balance	$192,000,000.00	$192,000,000.00
	d. Class A-3 Note Balance	$384,000,000.00	$384,000,000.00
	e. Class A-4 Note Balance	$116,945,000.00	$116,945,000.00
	f. Class B Note Balance	$23,300,000.00	$23,300,000.00
	g. Class C Note Balance	$23,300,000.00	$23,300,000.00
	h. Class D Note Balance	$31,455,000.00	$31,455,000.00
	i. Note Balance (sum a - h)	$1,060,303,427.02	$1,028,086,206.05
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.4817001	0.3222089
	b. Class A-2a Note Pool Factor	1.0000000	1.0000000
	c. Class A-2b Floating Rate Note Pool Factor	1.0000000	1.0000000
	d. Class A-3 Note Pool Factor	1.0000000	1.0000000
	e. Class A-4 Note Pool Factor	1.0000000	1.0000000
	f. Class B Note Pool Factor	1.0000000	1.0000000
	g. Class C Note Pool Factor	1.0000000	1.0000000
	h. Class D Note Pool Factor	1.0000000	1.0000000
	i. Note Pool Factor	0.9101317	0.8824774
10.	Overcollateralization Target Amount		$6,205,751.75
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$6,205,751.75
12.	Weighted Average Coupon	%	7.16%
13.	Weighted Average Original Term (months)	months	65.73
14.	Weighted Average Remaining Term (months)	months	58.20
15.	1-Month LIBOR for the accrual period ending 09/15/15		0.19760%
16.	Note Rate applicable to the Class A-2b notes for the accrual period ending 09/15/15		0.47760%
Collections
17.	Finance Charges:
	a. Collections allocable to Finance Charge		$6,450,263.57
	b. Liquidation Proceeds allocable to Finance Charge		$128.64
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$6,450,392.21
18.	Principal:
	a. Collections allocable to Principal		$31,354,344.96
	b. Liquidation Proceeds allocable to Principal		$233,542.19
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$31,587,887.15
19.	Total Finance Charge and Principal Collections (17d + 18d)		$38,038,279.36
20.	Interest Income from Collection Account		$3,657.05
21.	Simple Interest Advances		$0.00
22.	Available Collections (Ln19 + 20 + 21)		$38,041,936.41

Available Funds
23.	Available Collections	$38,041,936.41
24.	Reserve Account Draw Amount	$0.00
25.	Available Funds	$38,041,936.41
Application of Available Funds
26.	Servicing Fee
	a. Monthly Servicing Fee	$888,919.71
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$888,919.71
	d. Shortfall Amount (a + b - c)	$0.00
27.	Unreimbursed Servicer Advances	$0.00
28.	Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)
	a. Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	b. Amount Paid	$0.00
	c. Shortfall Amount (a - b)	$0.00
29.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$27,434.16
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$27,434.16
	e. Class A-2a Monthly Interest	$131,200.00
	f. Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	h. Total Class A-2a Note Interest (sum e - g)	$131,200.00
	i. Class A-2b Monthly Interest	$73,868.80
	j. Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	l. Total Class A-2b Note Interest (sum i - k)	$73,868.80
	m. Class A-3 Monthly Interest	$438,400.00
	n. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	p. Total Class A-3 Note Interest (sum m - o)	$438,400.00
	m. Class A-4 Monthly Interest	$175,417.50
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	s. Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	t. Total Class A-4 Note Interest (sum q - s)	$175,417.50
30.	Priority Principal Distributable Amount	$0.00
31.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$41,745.83
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$41,745.83
32.	Secondary Principal Distributable Amount	$0.00
33.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$46,405.83
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$46,405.83
34.	Tertiary Principal Distributable Amount	$0.00
35.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$79,686.00
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$79,686.00

36.	Quaternary Principal Distributable Amount	$26,011,469.22
37.	Required Payment Amount (Ln 26 + Ln 28 + (sum of Ln 29 through Ln 36))	$27,914,547.05
38.	Reserve Account Deficiency	$0.00
39.	Regular Principal Distributable Amount	$6,205,751.75
40.	Remaining Unpaid Servicer Transition Expenses, if any	$0.00
41.	Additional Servicing Fees, if any	$0.00
42.	Remaining Unpaid Successor Servicer Indemnity Amounts and Transition Expenses, if any	$0.00
Collection Account Activity
43.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$6,450,392.21
	b. Total Daily Deposits of Principal Collections	$31,587,887.15
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$3,657.05
	e. Total Deposits to Collection Account (sum a - d)	$38,041,936.41
44.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$888,919.71
	b. Successor Servicer Transition Expenses and Indemity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$33,231,379.09
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$3,921,637.61
	f. Total Withdrawals from Collection Account (sum a - e)	$38,041,936.41
Note Payment Account Activity
45.	Deposits
	a. Class A-1 Interest Distribution	$27,434.16
	b. Class A-2a Interest Distribution	$131,200.00
	c. Class A-2b Interest Distribution	$73,868.80
	d. Class A-3 Interest Distribution	$438,400.00
	e. Class A-4 Interest Distribution	$175,417.50
	f. Class B Interest Distribution	$41,745.83
	g. Class C Interest Distribution	$46,405.83
	h. Class D Interest Distribution	$79,686.00
	i. Class A-1 Principal Distribution	$32,217,220.97
	j. Class A-2a Principal Distribution	$0.00
	k. Class A-2b Principal Distribution	$0.00
	l. Class A-3 Principal Distribution	$0.00
	m. Class A-4 Principal Distribution	$0.00
	n. Class B Principal Distribution	$0.00
	o. Class C Principal Distribution	$0.00
	p. Class D Principal Distribution	$0.00
	q. Total Deposits to Note Payment Account (sum a - p)	$33,231,379.09
46.	Withdrawals
	a. Class A-1 Distribution	$32,244,655.13
	b. Class A-2a Distribution	$131,200.00
	c. Class A-2b Distribution	$73,868.80
	d. Class A-3 Distribution	$438,400.00
	e. Class A-4 Distribution	$175,417.50
	f. Class B Distribution	$41,745.83
	g. Class C Distribution	$46,405.83
	h. Class D Distribution	$79,686.00
	i. Total Withdrawals from Note Payment Account (sum a - h)	$33,231,379.09

Certificate Payment Account Activity
47.	Deposits
	a. Excess Collections	$3,921,637.61
	b. Reserve Account surplus (Ln 57)	$324.80
	c. Total Deposits to Certificate Payment Account (sum a - b)	$3,921,962.41
48.	Withdrawals
	a. Certificateholder Distribution	$3,921,962.41
	b. Total Withdrawals from Certificate Payment Account	$3,921,962.41
Required Reserve Account Amount
49.	Lesser of: (a or b)
	a. $2,912,500.03	$2,912,500.03
	b. Note Balance	$1,028,086,206.05
50.	Required Reserve Account Amount	$2,912,500.03
Reserve Account Reconciliation
51.	Beginning Balance (as of end of preceding Distribution Date)	$2,912,500.03
52.	Investment Earnings	$324.80
53.	Reserve Account Draw Amount	$0.00
54.	Reserve Account Amount (Ln 51 + Ln 52 - Ln 53)	$2,912,824.83
55.	Deposit from Available Funds (Ln 44d)	$0.00
56.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
57.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 56 exist	$324.80
58.	Ending Balance (Ln54 + Ln55 - Ln56 - Ln57)	$2,912,500.03
59.	Reserve Account Deficiency (Ln50 - Ln58)	$0.00
Instructions to the Trustee
60.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
61.	Amount to be paid to Servicer from the Collection Account	$888,919.71
62.	Amount to be deposited from the Collection Account into the Note Payment Account	$33,231,379.09
63.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$3,921,637.61
64.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
65.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	0.00
	b. the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists	$324.80
66.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$32,244,655.13
67.	Amount to be paid to Class A-2a Noteholders from the Note Payment Account	$131,200.00
68.	Amount to be paid to Class A-2b Noteholders from the Note Payment Account	$73,868.80
69.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$438,400.00
70.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$175,417.50
71.	Amount to be paid to Class B Noteholders from the Note Payment Account	$41,745.83
72.	Amount to be paid to Class C Noteholders from the Note Payment Account	$46,405.83
73.	Amount to be paid to Class D Noteholders from the Note Payment Account	$79,686.00
74.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus	$3,921,962.41

Net Loss and Delinquency Activity
75.	Net Losses with respect to preceding Collection Period		$823,675.32
76.	Cumulative Net Losses		$953,996.68
77.	Cumulative Net Loss Percentage		0.0819%
		Number of Loans	Principal Balance
78.	Delinquency Analysis
	a. 31 to 60 days past due	735	$11,364,489.60
	b. 61 to 90 days past due	235	$4,082,797.78
	c. 91 or more days past due	66	$1,027,530.12
	d. Total Past Due (sum a - c)	1,036	$16,474,817.50
Servicer Covenant
79.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter		$3,264,585,000.00
80.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?		Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on September 9, 2015.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Treasurer